Received SEC

JUN 05 2017

Washington, DC 20549

Nasdaq Stock Market

CERTNAS
001-38107

Arnold Golub
Vice President
Office of General Counsel

17010372

Electronic Mail Only

June 5, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 2, 2017 The Nasdaq Stock Market (the "Exchange") received from SHOTSPOTTER, INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.005 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,